Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ (174,814)	$ 994,112	$ (3,919,453)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Impairment of goodwill and other intangibles			4,165,400
Depreciation and amortization	707,824	694,891	687,729
Provision for doubtful accounts	(4,094)	24,591	7,432
Foreign currency transaction (gain) loss	(876)	(3,300)	11,374
Loss on disposal of assets	45	20	16
Share-based compensation	15,995	23,222	25,768
Deferred income taxes	43,931	(9,737)	(9,348)
Amortization of discount, premium, issuance costs and related costs	48,696	24,622	20,119
(Gain) loss on early extinguishment of debt	4,109	(1,030,092)	(7,061)
Unrealized (gains) losses on derivative financial instruments	275	(764)	(24,024)
Amortization of actuarial loss and prior service credits for retirement benefits	3,287	3,361	7,899
Other non-cash items	(287)	1,186	75
Changes in operating assets and liabilities:
Receivables	(14,333)	6,478	(34,642)
Prepaid expenses and other assets	(24,776)	(51,321)	(25,780)
Accounts payable and accrued liabilities	(42,337)	35,850	1,542
Accrued interest payable	58,367	47,065	(2)
Deferred revenue	(134,577)	(58,796)	51,805
Accrued retirement benefits	(13,422)	(9,385)	(20,707)
Other long-term liabilities	(8,783)	(8,497)	(28,111)
Net cash provided by operating activities	464,230	683,506	910,031
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(461,627)	(714,570)	(724,362)
Purchase of cost method investments	(25,744)	(4,000)	(25,000)
Capital contribution to unconsolidated affiliate	(30,714)	(12,019)
Proceeds from insurance settlements	49,788
Other investing activities			8
Net cash provided by (used in) investing activities	(468,297)	(730,589)	(749,354)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,500,000	1,250,000	430,000
Repayments of long-term debt	(1,500,000)	(328,944)	(496,829)
Debt issuance costs	(41,237)	(38,393)
Payment of premium on early extinguishment of debt		(32)
Payments on tender, debt exchange and consent	(14)	(293,276)
Dividends paid to preferred shareholders		(4,959)	(9,919)
Other payments for satellites	(35,396)	(18,333)
Principal payments on deferred satellite performance incentives	(37,186)	(17,429)	(19,568)
Dividends paid to noncontrolling interest	(8,755)	(8,980)	(8,423)
Restricted cash for collateral	(16,160)
Other financing activities	890	1,942	1,753
Net cash provided by (used in) financing activities	(137,858)	541,596	(102,986)
Effect of exchange rate changes on cash and cash equivalents	1,116	(30)	(9,297)
Net change in cash and cash equivalents	(140,809)	494,483	48,394
Cash and cash equivalents, beginning of period	666,024	171,541	123,147
Cash and cash equivalents, end of period	525,215	666,024	171,541
Supplemental cash flow information:
Interest paid, net of amounts capitalized	915,627	870,370	894,465
Income taxes paid, net of refunds	33,731	22,687	26,324
Supplemental disclosure of non-cash investing activities:
Accrued capital expenditures and payments for satellites	38,450	127,008	82,208
Capitalization of deferred satellite performance incentives	44,445	69,909	$ 16,800
Supplemental disclosure of non-cash financing activities:
Debt financing and restricted cash received		480,200
Restricted cash used		(480,200)
Repayments of long-term debt		1,468,401
Issuance of long-term debt		(731,884)
Discount on long-term debt		212,660
Write-off of debt issuance costs		$ (9,253)
Restricted cash-letters of credit collateral	$ 16,160